Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Information relating to loans
NET LOAN BALANCES	$ 1,226,081	$ 1,208,074
Construction and land development [Member]
Information relating to loans
NET LOAN BALANCES	60,736	49,184
Commercial real estate [Member]
Information relating to loans
NET LOAN BALANCES	486,828	508,353
Residential real estate [Member]
Information relating to loans
NET LOAN BALANCES	569,331	546,246
Commercial and financial [Member]
Information relating to loans
NET LOAN BALANCES	61,903	53,105
Consumer [Member]
Information relating to loans
NET LOAN BALANCES	46,930	50,611
Other [Member]
Information relating to loans
NET LOAN BALANCES	$ 353	$ 575